PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Components of Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal	$ 10,812	$ 12,392
State	1,122	(1,894)
Total Current	11,934	10,498
Deferred:
Federal	0	0
State	0	0
Total Deferred	0	0
Total Provision for Income Taxes	$ 11,934	$ 10,498